Unaudited Condensed Balance Sheet	Sep. 30, 2020 USD ($)
Current assets:
Cash	$ 1,984,650
Prepaid expenses	456,693
Total current assets	2,441,343
Investments held in Trust Account	277,500,000
Total Assets	279,941,343
Current liabilities:
Accounts payable	429,623
Accrued expenses	508,884
Accrued expenses – related party	10,000
Note payable – related party	153,588
Total current liabilities	1,102,095
Deferred underwriting commissions	9,712,500
Total liabilities	10,814,595
Commitments and Contingencies
Class A ordinary shares; 26,412,674 shares subject to possible redemption at $10.00 per share	264,126,740
Shareholders’ Equity:
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	5,062,928
Accumulated deficit	(63,748)
Total shareholders’ equity	5,000,008
Total Liabilities and Shareholders’ Equity	279,941,343
Class A Ordinary shares
Shareholders’ Equity:
Common stock value	134
Total shareholders’ equity	134
Class B Ordinary shares
Shareholders’ Equity:
Common stock value	694
Total shareholders’ equity	$ 694